Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE-ASSETS
Summary of changes in right of use assets

	Land	Other Plants and equipment	Right-of-use assets, Net
Movements in 2022	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2022	140,588,971	20,199,890	160,788,861
New assets contracts, by right-of use	61,567,317	429,537	61,996,854
Increases (decreases) from foreign currency translation differences, net	19,926,031	368,947	20,294,978
Depreciation	(6,069,392)	(1,763,885)	(7,833,277)
Retirements	—	(418,215)	(418,215)
Decreases for classification as held for sale (1)	—	(1,130,769)	(1,130,769)
Total movements	75,423,956	(2,514,385)	72,909,571
Closing balance as of December 31, 2022	216,012,927	17,685,505	233,698,432

	Land	Other Plants and equipment	Right-of-use assets, Net
Movements in 2021	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2021	33,587,391	21,914,801	55,502,192
New assets contracts, by right-of use	97,937,192	—	97,937,192
Increases (decreases) from foreign currency translation differences, net	11,766,090	407,407	12,173,497
Depreciation	(1,794,208)	(2,122,318)	(3,916,526)
Other increases (decreases)	(907,494)	—	(907,494)
Total movements	107,001,580	(1,714,911)	105,286,669
Closing balance as of December 31, 2021	140,588,971	20,199,890	160,788,861

(1)See Note 5.2.

Schedule of future payments derived from those contracts

	As of December 31,
	2022			2021
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	26,961,235	7,940,599	19,020,636	14,282,203	3,177,185	11,105,018
From one to two years	12,870,321	7,747,979	5,122,342	13,303,170	2,903,458	10,399,712
From two to three years	12,572,768	7,731,707	4,841,061	7,228,546	2,794,604	4,433,942
From three to four years	12,452,751	7,572,337	4,880,414	7,018,180	2,690,733	4,327,447
From four to five years	12,312,890	7,408,571	4,904,319	6,916,077	2,590,412	4,325,665
More than five years	326,982,549	130,065,766	196,916,783	160,449,882	35,379,589	125,070,293
Total	404,152,514	168,466,959	235,685,555	209,198,058	49,535,981	159,662,077

Schedule of Total Future Lease Payments

	As of December 31,	As of December 31,
	2022	2021
	ThCh$	ThCh$
Less than one year	1,371,547	2,797,608
From one to two years	—	—
From two to three years	—	—
From three to four years	—	—
From four to five years	—	—
More than five years	—	—
Total	1,371,547	2,797,608